Financial Income (Expenses) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial income
Interest on cash and cash equivalents	R$ 781,761	R$ 544,009	R$ 309,162
Income with marketable securities	138,860	93,410	126,106
Fair value through profit and loss	114,310	66,868	70,939
Amortized cost	24,550	26,542	55,167
Interest on recoverable taxes	254,034	434,737	307,313
Interest and financial income on other assets	51,137	130,364	340,354
Financial income	1,225,792	1,202,520	1,082,935
Financial expenses
Interests on loans and borrowings	(1,903,199)	(2,156,842)	(1,851,643)
Interest on contingencies	(141,385)	(144,281)	(138,433)
Interest on leases	(386,683)	(323,452)	(220,406)
Interest on actuarial liabilities	(74,199)	(53,193)	(47,385)
Taxes on financial income	(40,773)	(49,531)	(26,245)
Adjustment to present value (2)	(663,456)	(1,001,451)	(976,104)
Other financial expenses	(436,144)	(407,562)	(325,549)
Financial expenses	(3,645,839)	(4,136,312)	(3,585,765)
Foreign exchange, prices and monetary variations
Exchange rate variation on monetary assets and liabilities and prices	123,681	161,154	474,052
Derivative results			(1,038,171)
Foreign exchange of derivatives	198,107	(312,201)
Interest and fair value of derivatives	(26,886)	(284,716)
Net Monetary Gains or Losses (1)	334,632	548,708	398,194
Foreign exchange, prices and monetary variations	629,534	112,945	(165,925)
Financial income (expenses), net	R$ (1,790,513)	R$ (2,820,847)	R$ (2,668,755)